Submission	Aug. 04, 2026
Submission [Line Items]
Central Index Key	0001987221
Registrant Name	John Hancock Comvest Private Income Fund
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES